Finance debt - Currency of long-term debt percentage (Details)	Dec. 31, 2025	Dec. 31, 2024
Short term debt | Euro
Borrowings
Borrowings, interest rate (as a percent)	2.10%	3.00%
Short term debt | U.S. dollars
Borrowings
Borrowings, interest rate (as a percent)	3.00%	4.80%
Short term debt | Other Currency [Member]
Borrowings
Borrowings, interest rate (as a percent)	1.70%	2.20%
Long term debt and current portion of long-term debt | Euro
Borrowings
Borrowings, interest rate (as a percent)	2.50%	2.50%
Long term debt and current portion of long-term debt | U.S. dollars
Borrowings
Borrowings, interest rate (as a percent)	4.90%	5.30%
Long term debt and current portion of long-term debt | Other Currency [Member]
Borrowings
Borrowings, interest rate (as a percent)	2.70%	2.70%